Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth compensation information for our CEO, Chia-Lin Simmons, referred to in the tables below as the PEO, and our CFO and other named executive officer, Mark Archer, referred to in the tables below as the NEO, for purposes of comparing their respective compensation to the value of our stockholders’ investments and our net loss, calculated in accordance with SEC regulations, for the fiscal years ended December 31, 2024, 2023 and 2022.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEO	Compensation Actually Paid to Non-PEO NEO	Net Income (Loss)
	(1)	(2)	(3)	(4)
2024	$935,039	$(186,571)	$579,080	$483,726	$(9,003,745)
2023	$1,085,709	$(482,464)	$665,836	$530,751	$(17,694,271)
2022	$1,440,501	$1,440,500	$944,524	$928,996	$(6,924,965)

(1)      The dollar amounts reported are the amounts of total compensation reported for Ms. Simmons in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.

(2)      The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Ms. Simmons during the applicable year, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “PEO Equity Award Adjustment Breakout” below for further information.

(3)      The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.

(4)      The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEO. The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “Non-PEO NEO Equity Award Adjustment Breakout” below for further information.

PEO Total Compensation Amount	[1]	$ 935,039	$ 1,085,709	$ 1,440,501
PEO Actually Paid Compensation Amount	[2]	$ (186,571)	(482,464)	1,440,500
Adjustment To PEO Compensation, Footnote

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2024	$935,039	$46,200	$46,200	$(1,140,469)	—	$18,858	$(186,571)
2023	$1,085,709	$181,040	$181,040	$(1,121,611)	—	$(446,562)	$(482,464)
2022	$1,440,501	$685,978	$457,269	$(1,339,464)	$228,708	$1,339,464	$1,440,500

(1)      Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 579,080	665,836	944,524
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 483,726	530,751	928,996
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our NEO as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEO	Reported Value of Equity Awards for Non-PEO NEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEOs
2024	$579,080	—	—	$(102,046)	—	$6,692	$483,726
2023	$665,836	$64,240	$64,240	$(95,354)	—	$(39,731)	$530,751
2022	$944,524	$396,944	$246,331	—	$135,085	—	$928,996

(1)      Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table

Net Income (Loss)		$ (9,003,745)	(17,694,271)	(6,924,965)
PEO Name		Chia-Lin Simmons
PEO | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	$ 46,200	181,040	685,978
PEO | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		46,200	181,040	457,269
PEO | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,140,469)	(1,121,611)	(1,339,464)
PEO | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				228,708
PEO | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,858	(446,562)	1,339,464
Non-PEO NEO | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,240	246,331
Non-PEO NEO | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(102,046)	(95,354)
Non-PEO NEO | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				135,085
Non-PEO NEO | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,692	(39,731)
Non-PEO NEO | Reported Value of Equity Awards for Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		$ 64,240	$ 396,944

[1]	The dollar amounts reported are the amounts of total compensation reported for Ms. Simmons in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Ms. Simmons during the applicable year, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “PEO Equity Award Adjustment Breakout” below for further information.
[3]	The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022.
[4]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEO. The dollar amounts reported are the total compensation reported for our NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024, 2023 and 2022, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “Non-PEO NEO Equity Award Adjustment Breakout” below for further information.
[5]	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.
[6]	Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table